Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 40% Portfolio - VIP FundsManager 40% Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 60
3 years	198
5 years	350
10 years	$ 792